BUSINESS COMBINATIONS (Details ) $ / shares in Units, ¥ in Thousands, $ in Thousands											1 Months Ended			8 Months Ended		12 Months Ended
	May. 28, 2015 USD ($)	May. 28, 2015 CNY (¥)	Aug. 01, 2014 USD ($)	Aug. 01, 2014 CNY (¥)	Jul. 04, 2014 USD ($) shares	Jul. 04, 2014 CNY (¥) shares	Apr. 01, 2014 CNY (¥) employee	May. 20, 2013 USD ($)	Apr. 17, 2013 $ / shares	Apr. 17, 2013 CNY (¥) shares	Apr. 30, 2015 USD ($) shares	Apr. 30, 2015 CNY (¥) shares	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 15, 2015 USD ($)	Dec. 15, 2015 CNY (¥)	Dec. 04, 2015 USD ($)	May. 28, 2015 CNY (¥)	Apr. 30, 2015 CNY (¥)	Sep. 15, 2014 CNY (¥) item	Jul. 04, 2014 CNY (¥)	May. 20, 2013 CNY (¥)
Business Combination
Fair value of noncontrolling interests														$ 21,024		$ 21,024			¥ 76,531		¥ 136,191
Loss (gain) from change in fair value of contingent consideration liability																(1,082)	¥ (7,010)		13,749	¥ 1,067
Equity Method Investments														30,832		30,832			131,707		199,723
Impairment of goodwill and intangible assets																7,700	49,882		8,304
Allocation of purchase price
Cash and bank balance																					86,882			$ 13,412
Accounts receivable																					38,351			5,920
Prepayments deposits and other current asset																					1,891			292
Property and equipment, net																					3,477			537
Other non-current assets																					5,530			854
Accounts payable																					(42,033)			(6,489)
Accrued expenses and other current liabilities																					(14,994)			(2,315)
Other non-current liabilities																					(10,028)			(1,548)
Deferred tax liabilities																					(31,012)			(4,787)
Goodwill																					348,910			53,862
Total fair value of purchase price consideration																					440,306			67,972
Fair value of noncontrolling interests																					62,224			9,606
MobPartner
Business Combination
Ownership percentage acquired (as a percent)											100.00%															100.00%
Cash consideration											$ 42,256	¥ 273,726
Equity consideration											3,598	23,309
Contingent consideration in cash											2,656	17,202
Total consideration											48,510	314,237
Cash consideration paid											23,301	150,938
Cash consideration paid to an unconditional escrowed account											18,955	¥ 122,788
Contingent consideration amount capped											8,791															¥ 56,949
Contingent consideration settled																						$ 1,499	¥ 9,711
Loss (gain) from change in fair value of contingent consideration liability																1,303	8,439
Revenue from acquiree														23,936	¥ 155,053
Gains (losses) from acquiree														(6,222)	¥ (40,305)
Pro forma revenue																578,136	3,745,048
Pro forma net income																26,698	172,947
Allocation of purchase price
Cash and bank balance																										60,150
Accounts receivable																										37,308
Prepayments deposits and other current asset																										1,091
Property and equipment, net																										1,207
Other non-current assets																										465
Accounts payable																										(41,774)
Accrued expenses and other current liabilities																										(7,633)
Other non-current liabilities																										(10,028)
Deferred tax liabilities																										(29,117)
Goodwill																										215,208
Total fair value of purchase price consideration																										314,237
Moxiu Technology
Business Combination
Ownership percentage acquired (as a percent)	1.60%																								1.60%
Cash consideration	$ 3,859	¥ 25,000
Fair value of previously held equity interests	9,801	63,488
Total consideration	13,660	88,488
Revaluation gain of equity interest	2,320	¥ 15,030
Fair value of noncontrolling interests	$ 9,606																								¥ 62,224
Voting rights percentage obtained after the additional acquisition	52.10%																								52.10%
Allocation of purchase price
Cash and bank balance																									¥ 26,732
Accounts receivable																									1,043
Prepayments deposits and other current asset																									767
Property and equipment, net																									2,270
Other non-current assets																									5,065
Accounts payable																									(259)
Accrued expenses and other current liabilities																									(7,361)
Deferred tax liabilities																									(1,895)
Goodwill																									111,720
Total fair value of purchase price consideration																									88,488
Fair value of noncontrolling interests																									62,224
Online Lottery Business
Business Combination
Cash consideration							¥ 27,000												27,000
Contingent consideration in cash							3,963
Less: Prepaid employee compensation							(4,300)
Total consideration							26,663
Contingent consideration settled														1,497		1,497					9,698
Annual upper limit of contingent consideration							¥ 13,500
Number of employees of acquiree that prepaid employee compensation was paid for post-acquisition services | employee							2
Period under which the employees of acquiree that prepaid employee compensation was paid to perform post-acquisition services							4 years
Impairment of goodwill and intangible assets																3,820	24,748		0
Allocation of purchase price
Property and equipment, net							¥ 817
Goodwill							23,746
Total fair value of purchase price consideration							26,663
Online Lottery Business | Changes in fair value of contingent consideration
Business Combination
Loss (gain) from change in fair value of contingent consideration liability																(402)	(2,606)		8,342
HK Zoom
Business Combination
Ownership percentage acquired (as a percent)					100.00%																							100.00%
Cash consideration						¥ 123,284							$ 20,000						123,284
Contingent consideration in cash						28,990
Total consideration						152,274
Contingent consideration settled														2,831		2,831			0		18,340
Total consideration					$ 24,703	¥ 152,274
Annual upper limit of contingent consideration | $					$ 3,000
Fair value of contingent consideration														2,838		2,838			32,416		18,383
Allocation of purchase price
Cash and bank balance																												¥ 13,768
Accounts receivable																												11,170
Prepayments deposits and other current asset																												39,659
Property and equipment, net																												132
Accrued expenses and other current liabilities																												(56,408)
Deferred tax liabilities																												(11,072)
Goodwill																												87,925
Total fair value of purchase price consideration																												152,274
HK Zoom | Changes in fair value of contingent consideration
Business Combination
Loss (gain) from change in fair value of contingent consideration liability																514	3,328		3,652
Youloft HK
Business Combination
Ownership percentage acquired (as a percent)				51.90%
Cash consideration				¥ 102,390														$ 16,600	102,390
Less: Prepaid employee compensation				(14,735)
Total consideration				87,655
Total consideration			$ 14,211	87,655
Allocation of purchase price
Prepayments deposits and other current asset				24,672
Deferred tax liabilities				(7,124)
Goodwill				98,481
Total fair value of purchase price consideration				87,655
Fair value of noncontrolling interests				71,550
Youloft HK | Prepayments and other current assets
Business Combination
Less: Prepaid employee compensation				(5,702)
Youloft HK | Other Noncurrent Assets
Business Combination
Less: Prepaid employee compensation				(9,033)
Antutu Business
Business Combination
Cash consideration										¥ 12,000							12,000
Total consideration																	12,000
Allocation of purchase price
Goodwill																					8,467
Total fair value of purchase price consideration																					12,000
Photo Grid Business
Business Combination
Cash consideration								$ 6,600									40,785
Contingent consideration in cash																	11,167
Total consideration																	51,952
Contingent consideration settled														755		755			4,923		4,892
Loss (gain) from change in fair value of contingent consideration liability																109	707		1,755	¥ 971
Annual upper limit of contingent consideration | $								$ 800
Fair value of contingent consideration																													¥ 11,167
Allocation of purchase price
Goodwill																					31,528
Total fair value of purchase price consideration																					51,952
Photo Grid Business | Accrued Expenses And Other Current Liabilities
Business Combination
Fair value of contingent consideration														765		765			¥ 8,870		4,955
2014 acquisition
Allocation of purchase price
Cash and bank balance				13,768
Accounts receivable				11,170
Prepayments deposits and other current asset				64,331
Property and equipment, net				949
Accrued expenses and other current liabilities				(56,408)
Deferred tax liabilities				(18,196)
Goodwill				210,152
Total fair value of purchase price consideration				266,592
Fair value of noncontrolling interests				71,550
2013 acquisition
Business Combination
Cash consideration																	52,785
Contingent consideration in cash																	11,167
Total consideration																	63,952
Allocation of purchase price
Goodwill																					39,995
Total fair value of purchase price consideration																					63,952
Other acquisitions
Business Combination
Total consideration																$ 5,802	¥ 37,581
Allocation of purchase price
Prepayments deposits and other current asset																					33
Goodwill																					21,982
Total fair value of purchase price consideration																					37,581
Settlements in March 2016 | MobPartner | Accrued Expenses And Other Current Liabilities
Business Combination
Consideration deferred payments											10,825															70,124
Settlements in March 2017 | MobPartner | Other Noncurrent Liabilities
Business Combination
Consideration deferred payments											7,656															49,592
Settlements in January 2019 | MobPartner | Other Noncurrent Liabilities
Business Combination
Consideration deferred payments											$ 474															3,072
Trademark
Allocation of purchase price
Intangible assets																					19,515			3,013
Trademark | MobPartner
Allocation of purchase price
Intangible assets																										13,515
Trademark | Moxiu Technology
Allocation of purchase price
Intangible assets																									6,000
Trademark | Antutu Business
Allocation of purchase price
Intangible assets																					150
Trademark | 2013 acquisition
Allocation of purchase price
Intangible assets																					150
Technology
Allocation of purchase price
Intangible assets																					13,772			2,126
Technology | Moxiu Technology
Allocation of purchase price
Intangible assets																									6,200
Technology | Online Lottery Business
Allocation of purchase price
Intangible assets							1,700
Technology | HK Zoom
Allocation of purchase price
Intangible assets																												36,000
Technology | Youloft HK
Allocation of purchase price
Intangible assets				15,420
Technology | Antutu Business
Allocation of purchase price
Intangible assets																					1,000
Technology | Photo Grid Business
Allocation of purchase price
Intangible assets																					9,270
Technology | 2014 acquisition
Allocation of purchase price
Intangible assets				53,120
Technology | 2013 acquisition
Allocation of purchase price
Intangible assets																					10,270
Technology | Other acquisitions
Allocation of purchase price
Intangible assets																					7,572
User base
Allocation of purchase price
Intangible assets																					8,424			1,300
User base | Moxiu Technology
Allocation of purchase price
Intangible assets																									¥ 430
User base | Online Lottery Business
Allocation of purchase price
Intangible assets							¥ 400
User base | Youloft HK
Allocation of purchase price
Intangible assets				27,756
User base | 2014 acquisition
Allocation of purchase price
Intangible assets				28,156
User base | Other acquisitions
Allocation of purchase price
Intangible assets																					7,994
Customer relationship
Allocation of purchase price
Intangible assets																					6,266			967
Customer relationship | MobPartner
Allocation of purchase price
Intangible assets																										6,266
Customer relationship | HK Zoom
Allocation of purchase price
Intangible assets																												¥ 31,100
Customer relationship | Antutu Business
Allocation of purchase price
Intangible assets																					2,383
Customer relationship | Photo Grid Business
Allocation of purchase price
Intangible assets																					11,154
Customer relationship | 2014 acquisition
Allocation of purchase price
Intangible assets				¥ 31,100
Customer relationship | 2013 acquisition
Allocation of purchase price
Intangible assets																					13,537
Platform
Allocation of purchase price
Intangible assets																					67,579			$ 10,432
Platform | MobPartner
Allocation of purchase price
Intangible assets																										¥ 67,579
Restricted shares | HK Zoom
Business Combination
Shares issued (in shares) | shares																807,950	807,950	0	0
Number of ADs issued as part of business combination | shares					2,431,775	2,431,775
Restricted shares | Antutu Business
Business Combination
Number of ADs issued as part of business combination | shares										2,750,000
Allocation of purchase price
Fair value of ADs issued as part of business combination (in dollars per share) | $ / shares									$ 0.39
Forfeiture period of restricted shares granted as part of business combination										3 years
Suzhou JDD
Business Combination
Contingent consideration in cash | $																$ 0
Suzhou JDD | Online Lottery Business | Capital contribution agreement | An entity wholly owned by the seller of an acquiree of the Company
Business Combination
Number of seller of an acquiree of the Company that wholly owned an entity with which the capital contribution agreement was entered into | item																											1
Contribution required pursuant to capital contribution agreement																											¥ 13,500
Equity interest expected to be exchanged pursuant to capital contribution agreement (as a percent)																											25.00%
Contribution made by related party pursuant to capital contribution agreement														$ 521		$ 521			¥ 6,750		¥ 3,375
Equity interest exchanged pursuant to capital contribution agreement (as a percent)														5.70%		5.70%			14.30%		5.70%
Suzhou JDD | Online Lottery Business | Capital contribution agreement | An entity wholly owned by the seller of an acquiree of the Company | Noncontrolling interest
Business Combination
Contribution made by related party pursuant to capital contribution agreement														$ 261		$ 261			¥ 6,090		¥ 1,689
Suzhou JDD | Online Lottery Business | Capital contribution agreement | An entity wholly owned by the seller of an acquiree of the Company | Additional Paid-in Capital
Business Combination
Contribution made by related party pursuant to capital contribution agreement														$ 260		$ 260			¥ 660		¥ 1,686
Class A Ordinary shares | MobPartner
Business Combination
Shares issued (in shares) | shares											2,173,039	2,173,039